Transactions with Affiliates - Summary of Affiliate Transactions Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenues and other	[1]	$ 2,299,658	$ 2,429,614	$ 1,941,330
Equity income, net – affiliates	[1],[2]	195,469	115,141	101,692
Cost of product	[1],[3]	415,505	953,792	517,371
Operation and maintenance	[1],[3]	480,861	345,617	332,405
General and administrative	[1],[3]	67,195	53,949	52,358
Operating expenses	[1]	1,635,157	1,905,327	1,261,569
Interest income	[1],[4]	16,900	16,900	16,900
Interest expense	[1],[5]	183,831	142,520	109,272
Distributions to unitholders	[1],[6]	502,457	441,967	374,082
Above-market component of swap agreements with Anadarko	[1],[6]	51,618	58,551	45,820
Affiliates [Member]
Related Party Transaction [Line Items]
Revenues and other	[1],[2]	1,353,711	1,539,105	1,358,918
Cost of product	[2]	168,535	74,560	75,983
Operation and maintenance	[7]	115,948	82,249	82,133
General and administrative	[8]	49,672	43,221	41,983
Operating expenses		334,155	200,030	200,099
Interest expense	[9],[10]	6,746	224	(7,747)
APCWH Note Payable borrowings	[9]	321,780	98,813	0
Settlement of the Deferred purchase price obligation - Anadarko	[1],[11]	0	(37,346)	0
Distributions to unitholders	[12]	400,194	360,523	315,505
Affiliates [Member] | Western Gas Partners, LP [Member]
Related Party Transaction [Line Items]
Distributions to unitholders	[13]	7,583	7,100	5,614
Affiliates [Member] | Deferred Purchase Price Obligation - Anadarko [Member]
Related Party Transaction [Line Items]
Settlement of the Deferred purchase price obligation - Anadarko	[14]	$ 0	$ (37,346)	$ 0

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[3]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $49.7 million, $43.2 million and $42.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[4]	Represents interest income recognized on the note receivable from Anadarko.
[5]	Includes affiliate (as defined in Note 1) amounts of $(6.7) million, $(0.2) million and $7.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 3 and Note 13.
[6]	See Note 6.
[7]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[8]	Represents general and administrative expense incurred on and subsequent to the date of the acquisition of WES assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the WGP and WES omnibus agreements.
[9]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).
[10]	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).
[11]	See Note 3.
[12]	Represents distributions paid under WGP’s partnership agreement (see Note 4 and Note 5).
[13]	Represents distributions paid to other subsidiaries of Anadarko under WES’s partnership agreement (see Note 4 and Note 5).
[14]	Represents the cash payment to Anadarko for the settlement of the Deferred purchase price obligation - Anadarko (see Note 3).